Revenue - Schedule of Net Revenues by Geographic Area (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Net Revenues by Geographic Area [Line Items]
Total Net Revenues by Geographic Area	$ 846,501	$ 204,007
United States [Member]
Schedule of Net Revenues by Geographic Area [Line Items]
Total Net Revenues by Geographic Area	66,642	35,000
Taiwan [Member]
Schedule of Net Revenues by Geographic Area [Line Items]
Total Net Revenues by Geographic Area	$ 779,859	$ 169,007